Acquisitions - Additional Information (Details) $ / shares in Units, £ in Millions, shares in Millions		1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 17, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2014	Jul. 01, 2013 USD ($) shareholder $ / shares shares
Business Acquisition [Line Items]
Goodwill					$ 3,270,952,000	$ 3,270,952,000	$ 1,545,424,000
Identifiable intangible assets					814,100,000	814,100,000
Litigation Settlement, Amount						(21,719,000)
Purchase of noncontrolling interest						$ 5,878,000		$ 37,500,000
Business acquisition, noncontrolling interest, redemption period						2017
Business acquisition, noncontrolling interest, redemption value					27,400,000	$ 27,400,000
Netspend Holdings Inc
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, purchase price				$ 750,000		1,400,000,000
Number of shareholders | shareholder										5
Share price per share | $ / shares										$ 16.00
Shares held by dissenting shareholders | shares										1.6
Goodwill, Period Increase (Decrease)								$ 8,500,000
Value of shares held by dissenting shareholders										$ 25,700,000
Netspend Holdings Inc | Dissenting Shareholders
Business Acquisition [Line Items]
Litigation Settlement, Amount							$ 38,600,000
TransFirst
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, purchase price	$ 2,350,000,000					2,351,400,000
Goodwill					1,728,088,000	1,728,088,000
Identifiable intangible assets					$ 814,131,000	$ 814,131,000
Assumption used in fair value, measurement, discount rate					8.50%	8.50%
Assumption used in fair value measurement, royalty rate low range					1.00%	1.00%
Assumption used in fair value measurement, royalty rate high range					3.00%	3.00%
Assumption used in fair value measurement,, attrition rate low range					11.00%	11.00%
Assumption used in fair value measurement, attrition rate high range					16.00%	16.00%
Assumption used in fair value, measurement, effective tax rate					40.00%	40.00%
Assumption used in fair value, measurement, long-term sustainable growth rate						3.00%
Revenue since acquisition date					$ 1,300,000,000
Operating income since acquisition date					$ 30,000,000
TransFirst | Bridge Loan Facility | Selling, general and administrative expenses
Business Acquisition [Line Items]
Acquisition-related costs						$ 32,300,000
TransFirst | Bridge Loan Facility | Interest expense
Business Acquisition [Line Items]
Acquisition-related costs						$ 9,800,000
Merchants Limited | TSYS Managed Services EMEA Limited
Business Acquisition [Line Items]
Percentage of ownership interest acquired from minority interest holders		45.00%	45.00%
Purchase of noncontrolling interest		£ 4.2	$ 5,900,000
Repayment of debt assumed upon acquisition		£ 2.2	$ 3,000,000
CPAY
Business Acquisition [Line Items]
Percentage of equity interest									25.00%